Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
Warrants Outstanding to Purchase Common Stock
Warrant	Common Shares Issuable Upon Exercise of	Exercise Price
Description	Outstanding Warrants at March 31, 2017	$USD	Expiration Date
Investor warrants	1,333	$1.50 USD	November 22, 2018
Investor warrants	50	$3.00 USD	February 2, 2019
Total	1,383

At December 31, 2016, the Company had the following warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $1.55 and a weighted average remaining life of 1.9 years:

	Common Shares Issuable
	Upon Exercise of
Warrant	Outstanding Warrants at	Exercise Price
Description	December 31, 2016	CAD/USD	Expiration Date
Investor warrants(1)	1,333	$1.50 USD	November 22, 2018
Investor warrants(2)	50	$3.00 USD	February 2, 2019
	1,383

(1)
On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.

(2)
On February 2, 2016 the company issued 50 warrants to Aranea Partners in lieu of cash for investor services. These warrants are fully vested at December 31, 2016 and are redeemable for $3.00 per common share. The fair value of these warrants is estimated using the Black-Scholes pricing model.

Schedule of Share Based Compensation, Stock Options Expense Recognized
The table below outlines recognized contractor and employee expense for the three month periods ended March 31, 2017 and 2016.

	Three Months Ended March 31,
	2017	2016
Contractor options expense recognized(1)(2)	56	-
Employee options expense recognized(1)	41	-
Total option expense recognized	97	-

(1)
On July 5, 2016, the Company issued 235 options to employees and 50 options to various contractors. The conditions of these grants state that 1/3 of the options granted shall vest on July 5, 2017 (the “Vesting Commencement Date”). The remainder of the options granted, shall vest evenly over 24 months beginning from the Vesting Commencement Date, such that all options have vested 36 months after issue. Expense for grants to employees shall be calculated as of the grant date and recognized straight line over the vesting period. Expense for grants to contractors shall be re-measured quarterly up to the Vesting Commencement Date. Subsequent to the Vesting Commencement Date, contractor options will be remeasured monthly until all options granted have fully vested. The employee options were valued at the date of issuance using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 1.27%; Expected volatility, 136%; Expected life, 7. Expense for these options are being recognized evenly, each quarter over the vesting period. The contractor options were re-measured at March 31, 2017 using the Black-Scholes option pricing model using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.11%; Expected volatility, 132%; Expected life, 6.26 years.

(2)
During the quarter ended March 31, 2017, the Company signed a contract with two vendors, to exchange options for services rendered over a twelve-month period. The contract calls for each vendor to receive four tranches of 10,000 options each over the duration of the service period. Grant dates straddle balance sheet dates. Option expense will be estimated each balance sheet date using the Black-Scholes option pricing model. Once the options are issued, the estimate will be reversed and actual expense recorded. At March 31, 2017, these vendor options were priced using the following assumptions: Expected dividend rate, 0.00%; Risk free rate, 2.16%; Expected volatility, 133%; Expected life, 7.0 years.